Inventories (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Write-down of inventory	$ 0	$ 2,368	$ 15,147
Inventory expensed	$ 8,789	$ 10,890	$ 23,742